As filed with the Securities and Exchange Commission on 12/29/2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  July 31, 2016

Date of reporting period:  October 31, 2015

Item 1. Schedules of Investments.

O'Shaughnessy All Cap Core Fund
Schedule of Investments
at October 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.85%
	Aerospace & Defense - 6.31%
36,082	The Boeing Co.	$5,342,662
3,283	General Dynamics Corp.	487,788
1,811	Huntington Ingalls Industries, Inc.	217,211
3,734	National Presto Industries, Inc.	328,779
19,462	Vectrus, Inc.*	484,020
		6,860,460
	Air Freight & Logistics - 0.60%
13,199	Expeditors International of Washington, Inc.	657,178

	Airlines - 1.03%
24,221	Southwest Airlines Co.	1,121,190

	Auto Components - 0.38%
9,800	Cooper Tire & Rubber Co.	409,542

	Beverages - 1.68%
1,011	Coca-Cola Bottling Co.	213,533
13,012	Dr. Pepper Snapple Group, Inc.	1,162,882
3,346	Monster Beverage Corp.*	456,127
		1,832,542
	Biotechnology - 0.42%
4,253	Gilead Sciences, Inc.	459,877

	Building Products - 0.95%
5,864	A.O. Smith Corp.	450,472
4,707	Allegion PLC#	306,755
2,086	Lennox International, Inc.	277,042
		1,034,269
	Capital Markets - 0.17%
3,637	SEI Investments Co.	188,469

	Chemicals - 5.08%
26,255	CF Industries Holdings, Inc.	1,332,966
4,972	Innospec, Inc.	274,653
42,173	LyondellBasell Industries NV - Class A#	3,918,293
		5,525,912
	Commercial Services & Supplies - 2.01%
45,042	Acco Brands Corp.*	363,489
13,370	Cintas Corp.	1,244,613
11,729	Rollins, Inc.	314,572
4,843	Waste Management, Inc.	260,360
		2,183,034
	Communications Equipment - 3.12%
54,045	Cisco Systems, Inc.	1,559,198
58,288	Juniper Networks, Inc.	1,829,660
		3,388,858

	Construction & Engineering - 0.34%
11,710	Comfort Systems USA, Inc.	373,900

	Construction Materials - 0.25%
4,855	U.S. Concrete, Inc.*	269,258

	Consumer Finance - 1.16%
95,769	Navient Corp.	1,263,193

	Containers & Packaging - 0.86%
10,187	Avery Dennison Corp.	661,849
8,005	Berry Plastics Group, Inc.*	268,168
		930,017
	Distributors - 1.11%
14,848	Core-Mark Holding Co., Inc.	1,206,994

	Diversified Consumer Services - 1.55%
14,024	Outerwall, Inc.	841,440
29,876	Service Corp. International	844,296
		1,685,736
	Diversified Financial Services - 0.13%
2,142	MSCI, Inc.	143,514

	Diversified Telecommunication Services - 1.00%
26,864	AT&T, Inc.	900,213
8,689	Consolidated Communications Holdings, Inc.	192,027
		1,092,240
	Electric Utilities - 0.10%
1,570	Entergy Corp.	107,011

	Electrical Equipment - 0.47%
2,324	Acuity Brands, Inc.	508,026

	Electronic Equipment, Instruments & Components - 1.30%
3,871	Arrow Electronics, Inc.*	212,866
40,905	Flextronics International Ltd.*#	465,908
7,230	Insight Enterprises, Inc.*	183,642
7,607	Tech Data Corp.*	553,714
		1,416,130
	Energy Equipment & Services - 1.66%
47,987	National Oilwell Varco, Inc.	1,806,231

	Food & Staples Retailing - 1.57%
2,653	Casey's General Stores, Inc.	281,802
5,106	CVS Health Corp.	504,371
24,238	The Kroger Co.	916,196
		1,702,369
	Food Products - 1.75%
5,221	Flowers Foods, Inc.	140,967
4,472	John B. Sanfilippo & Son, Inc.*	289,428
18,302	Sanderson Farms, Inc.	1,272,172
5,752	Snyder's-Lance, Inc.	204,426
		1,906,993

	Gas Utilities - 0.62%
8,394	New Jersey Resources Corp.	265,922
11,046	UGI Corp.	405,057
		670,979
	Health Care Equipment & Supplies - 0.82%
2,107	C.R. Bard, Inc.	392,639
7,921	Hologic, Inc.*	307,810
3,166	Integra LifeSciences Holdings Corp.*	188,599
		889,048
	Health Care Providers & Services - 3.73%
5,060	Aetna, Inc.	580,787
5,318	Anthem, Inc.	740,000
12,900	Centene Corp.*	767,292
1,297	Chemed Corp.	204,005
7,381	Cigna Corp.	989,349
9,312	HCA Holdings, Inc.*	640,572
1,113	UnitedHealth Group, Inc.	131,089
		4,053,094
	Hotels, Restaurants & Leisure - 6.74%
3,212	Cracker Barrel Old Country Store, Inc.	441,522
2,108	DineEquity, Inc.	175,913
1,867	Jack in the Box, Inc.	139,148
12,632	Marriott International, Inc. - Class A	969,885
16,888	McDonald's Corp.	1,895,678
2,043	Papa John's International, Inc.	143,357
54,303	Starbucks Corp.	3,397,739
4,984	Texas Roadhouse, Inc.	171,200
		7,334,442
	Household Durables - 0.99%
4,782	Hooker Furniture Corp.	118,689
15,269	Leggett & Platt, Inc.	687,563
167	NVR, Inc.*	273,506
		1,079,758
	Household Products - 0.50%
4,461	The Clorox Co.	543,974

	Independent Power Producers & Energy Traders - 0.25%
25,338	AES Corp.	277,451

	Insurance - 9.17%
9,776	American International Group, Inc.	616,475
4,008	Aspen Insurance Holdings Ltd.#	194,829
13,713	Assurant, Inc.	1,118,021
12,749	The Hartford Financial Services Group, Inc.	589,769
2,976	HCI Group, Inc.	129,783
30,004	The Progressive Corp.	994,033
2,493	Reinsurance Group of America, Inc.	224,968
54,061	The Travelers Companies, Inc.	6,102,946
		9,970,824

	IT Services - 4.96%
8,756	Broadridge Financial Solutions, Inc.	521,683
12,355	Fiserv, Inc.*	1,192,381
2,091	Global Payments, Inc.	285,233
1,965	MAXIMUS, Inc.	134,013
46,181	Total System Services, Inc.	2,422,193
4,168	Vantiv, Inc. - Class A*	209,025
32,421	The Western Union Co.	624,104
		5,388,632
	Life Sciences Tools & Services - 0.28%
2,369	Waters Corp.*	302,758

	Machinery - 1.38%
8,292	Global Brass & Copper Holdings, Inc.	186,487
4,300	Kadant, Inc.	176,816
5,748	Stanley Black & Decker, Inc.	609,173
44,235	Wabash National Corp.*	529,493
		1,501,969
	Media - 8.03%
46,728	CBS Corp. - Class B	2,173,787
162,007	Discovery Communications, Inc. - Class A*	4,769,486
24,214	Gannett Co., Inc.	383,066
1,112	Graham Holdings Co. - Class B	614,347
6,910	The Walt Disney Co.	785,943
		8,726,629
	Multi-line Retail - 0.25%
3,023	Dillard's, Inc. - Class A	270,498

	Multi-Utilities - 0.20%
3,331	Consolidated Edison, Inc.	219,013

	Oil, Gas & Consumable Fuels - 1.24%
12,027	Rex American Resources Corp.*	660,403
4,174	Tesoro Corp.	446,326
5,753	Western Refining, Inc.	239,440
		1,346,169
	Paper & Forest Products - 1.44%
37,913	Domtar Corp.	1,563,532

	Personal Products - 0.49%
6,584	The Estee Lauder Companies, Inc. - Class A	529,749

	Pharmaceuticals - 1.64%
52,899	Pfizer, Inc.	1,789,044

	Professional Services - 0.78%
16,085	Robert Half International, Inc.	847,036

	Road & Rail - 1.10%
2,450	Landstar System, Inc.	154,448
11,683	Union Pacific Corp.	1,043,876
		1,198,324

	Semiconductors & Semiconductor Equipment - 3.51%
97,778	Intel Corp.	3,310,763
6,566	Skyworks Solutions, Inc.	507,158
		3,817,921
	Software - 2.39%
3,266	Blackbaud, Inc.	204,746
20,454	Electronic Arts, Inc.*	1,474,120
27,763	Take-Two Interactive Software, Inc.*	921,732
		2,600,598
	Specialty Retail - 9.91%
600	AutoZone, Inc.*	470,646
7,430	Foot Locker, Inc.	503,383
46,600	Home Depot, Inc.	5,761,624
6,122	L Brands, Inc.	587,590
13,018	Lowe's Companies, Inc.	961,119
9,000	O'Reilly Automotive, Inc.*	2,486,340
		10,770,702
	Textiles, Apparel & Luxury Goods - 1.36%
11,256	NIKE, Inc. - Class B	1,474,874

	Tobacco - 1.33%
23,909	Altria Group, Inc.	1,445,777

	Trading Companies & Distributors - 0.22%
1,948	Watsco, Inc.	239,662

	Wireless Telecommunication Services - 0.52%
31,242	Spok Holdings, Inc.	563,293

	Total Common Stocks (Cost $93,858,409)	107,488,693

	Total Investments in Securities (Cost $93,858,409) - 98.85%	107,488,693
	Other Assets in Excess of Liabilities - 1.15%	1,247,306
	Net Assets - 100.00%	$108,735,999

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O'Shaughnessy Enhanced Dividend Fund
Schedule of Investments
at October 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.91%
	Aerospace & Defense - 2.02%
20,764	BAE Systems PLC - ADR	$561,666

	Chemicals - 6.03%
2,553	BASF SE - ADR	209,014
17,523	The Dow Chemical Co.	905,413
6,086	LyondellBasell Industries NV - Class A#	565,450
		1,679,877
	Commercial Banks - 8.77%
7,692	Australia & New Zealand Banking Group Ltd. - ADR	150,456
17,362	Bank of Montreal#	1,008,559
8,704	The Bank of Nova Scotia#	408,914
10,534	Fifth Third Bancorp	200,673
4,783	HSBC Holdings PLC - ADR	186,872
14,292	National Australia Bank Ltd. - ADR	153,496
8,101	The Toronto-Dominion Bank#	332,303
		2,441,273
	Commercial Services & Supplies - 0.51%
2,629	Waste Management, Inc.	141,335

	Computers & Peripherals - 0.10%
766	Seagate Technology PLC#	29,154

	Diversified Telecommunication Services - 13.85%
11,806	AT&T, Inc.	395,619
2,915	BCE, Inc.#	125,957
35,292	CenturyLink, Inc.	995,587
11,796	Deutsche Telekom AG - ADR	220,113
32,914	Orange S.A. - ADR	577,641
36,159	Telefonica S.A. - ADR	476,214
2,007	Telenor ASA - ADR	112,472
42,702	TeliaSonera AB - ADR	435,560
14,401	Telstra Corp., Ltd. - ADR	276,499
5,097	Verizon Communications, Inc.	238,947
		3,854,609
	Electrical Equipment - 2.68%
11,691	ABB Ltd. - ADR*	220,726
11,128	Emerson Electric Co.	525,575
		746,301
	Food Products - 1.52%
9,411	Unilever NV - ADR	423,307

	Hotels, Restaurants & Leisure - 2.43%
6,037	McDonald's Corp.	677,653

	Insurance - 8.80%
40,035	Allianz SE - ADR	702,614
3,886	AXA S.A. - ADR	103,756
18,535	Manulife Financial Corp.#	307,496
4,514	MetLife, Inc.	227,415
3,847	Prudential Financial, Inc.	317,378
34,017	Swiss Re AG - ADR	791,235
		2,449,894
	IT Services - 2.11%
2,228	International Business Machines Corp.	312,098
14,312	The Western Union Co.	275,506
		587,604
	Leisure Products - 0.50%
5,650	Mattel, Inc.	138,877

	Machinery - 2.92%
7,817	Caterpillar, Inc.	570,563
2,345	Cummins, Inc.	242,731
		813,294
	Media - 1.17%
4,823	Sky PLC - ADR	326,517

	Metals & Mining - 5.07%
26,560	Anglo American PLC - ADR	111,286
19,576	BHP Billiton PLC - ADR	631,326
4,874	Nucor Corp.	206,170
12,641	Rio Tinto PLC - ADR	461,523
		1,410,305
	Multi-line Retail - 0.59%
3,536	Kohl's Corp.	163,080

	Office Electronics - 1.11%
10,335	Canon, Inc. - ADR	307,776

	Oil, Gas & Consumable Fuels - 16.65%
17,941	BP PLC - ADR	640,494
3,791	Chevron Corp.	344,526
5,845	CNOOC Ltd. - ADR	664,460
2,698	ConocoPhillips	143,938
12,070	Ecopetrol S.A. - ADR	112,492
88,271	Gazprom OAO - ADR	368,973
6,424	Husky Energy, Inc.#	85,760
9,692	LUKOIL PJSC - ADR	351,335
1,659	PetroChina Co., Ltd. - ADR	130,447
12,493	Royal Dutch Shell PLC - Class A - ADR	655,383
4,101	Sasol Ltd. - ADR	131,888
29,835	Statoil ASA - ADR	482,134
8,989	Total S.A. - ADR	433,540
1,377	Valero Energy Corp.	90,772
		4,636,142
	Paper & Forest Products - 2.70%
12,994	International Paper Co.	554,714
10,454	UPM-Kymmene Oyj - ADR	196,849
		751,563

	Pharmaceuticals - 8.30%
31,246	GlaxoSmithKline PLC - ADR	1,345,453
3,622	Johnson & Johnson	365,931
2,060	Merck & Co., Inc.	112,600
14,372	Pfizer, Inc.	486,061
		2,310,045
	Semiconductors & Semiconductor Equipment - 1.36%
11,142	Intel Corp.	377,268

	Software - 2.25%
14,318	CA, Inc.	396,752
4,351	Microsoft Corp.	229,037
		625,789
	Specialty Retail - 1.25%
5,128	Best Buy Co., Inc.	179,634
15,410	Kingfisher PLC - ADR	168,277
		347,911
	Textiles, Apparel & Luxury Goods - 1.97%
17,568	Coach, Inc.	548,122

	Tobacco - 1.07%
2,514	British American Tobacco PLC - ADR	296,903

	Trading Companies & Distributors - 1.27%
1,397	Mitsui & Co., Ltd. - ADR	352,421

	Wireless Telecommunication Services - 0.91%
734	China Mobile Ltd. - ADR	44,268
6,376	Vodafone Group PLC - ADR	210,215
		254,483
	Total Common Stocks (Cost $29,234,567)	27,253,169

	PREFERRED STOCKS - 0.30%
	Diversified Telecommunication Services - 0.30%
8,127	Telefonica Brasil S.A. - ADR	84,196
	Total Preferred Stocks (Cost $138,553)	84,196

	Total Investments in Securities (Cost $29,373,120) - 98.21%	27,337,365
	Other Assets in Excess of Liabilities - 1.79%	498,618
	Net Assets - 100.00%	$27,835,983

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR -	American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation
Country	% of Net Assets
United States	39.3%
United Kingdom	17.6%
Canada	8.1%
Netherlands	5.9%
Germany	4.0%
France	4.0%
Switzerland	3.6%
Russian Federation	2.6%
Hong Kong	2.5%
Japan	2.4%
Norway	2.1%
Australia	2.1%
Spain	1.7%
Sweden	1.6%
Finland	0.7%
South Africa	0.5%
China	0.5%
Colombia	0.4%
Brazil	0.3%
Ireland	0.1%
100.0%

O'Shaughnessy Small/Mid Cap Growth Fund
Schedule of Investments
at October 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.32%
	Aerospace & Defense - 3.28%
1,613	Aerojet Rocketdyne Holdings, Inc.*	$27,324
2,111	BWX Technologies, Inc.	59,741
961	Elbit Systems Ltd.#	76,428
966	Hexcel Corp.	44,745
1,104	Huntington Ingalls Industries, Inc.	132,414
1,911	National Presto Industries, Inc.	168,264
1,009	Spirit Aerosystems Holdings, Inc. - Class A*	53,215
		562,131
	Air Freight & Logistics - 0.21%
525	C.H. Robinson Worldwide, Inc.	36,424

	Airlines - 0.55%
634	Alaska Air Group, Inc.	48,342
1,077	China Southern Airlines Co. Ltd. - ADR	45,374
		93,716
	Auto Components - 0.84%
2,256	American Axle & Manufacturing Holdings, Inc.*	49,993
2,262	Cooper Tire & Rubber Co.	94,529
		144,522
	Beverages - 0.63%
507	Coca-Cola Bottling Co.	107,083

	Building Materials - 0.72%
929	Lennox International, Inc.	123,380

	Building Products - 2.57%
2,542	A.O. Smith Corp.	195,276
2,091	American Woodmark Corp.*	152,016
5,458	Griffon Corp.	93,768
		441,060
	Capital Markets - 3.20%
16,195	Cowen Group, Inc. - Class A*	68,181
651	Diamond Hill Investment Group, Inc.*	130,233
6,998	INTL FCStone, Inc.*	223,866
2,419	SEI Investments Co.	125,353
		547,633
	Chemicals - 0.41%
598	International Flavors & Fragrances, Inc.	69,404

	Commercial Banks - 6.34%
1,324	Bank of the Ozarks, Inc.	66,226
6,043	BNC Bancorp	135,665
5,153	CenterState Banks, Inc.	75,131
2,714	Eagle Bancorp, Inc.*	129,186
3,917	Enterprise Financial Services Corp.	111,086
936	First Merchants Corp.	24,551
1,941	Great Southern Bancorp, Inc.	93,809
5,409	Heartland Financial USA, Inc.	199,268
10,771	Heritage Commerce Corp.	113,957
1,503	Pinnacle Financial Partners, Inc.	79,088
5,389	Wilshire Bancorp, Inc.	57,608
		1,085,575

	Commercial Services & Supplies - 5.47%
2,731	Cintas Corp.	254,229
957	Ennis, Inc.	19,169
1,838	G & K Services, Inc. - Class A	120,977
1,702	HNI Corp.	73,084
1,810	Interface, Inc.	35,385
3,056	Multi-Color Corp.	237,879
602	Republic Services, Inc.	26,331
5,194	Rollins, Inc.	139,303
1,296	West Corp.	30,858
		937,215
	Communications Equipment - 0.15%
1,757	Radware Ltd.*#	26,197

	Construction & Engineering - 1.23%
6,620	Comfort Systems USA, Inc.	211,377

	Construction Materials - 0.46%
1,426	U.S. Concrete, Inc.*	79,086

	Consumer Finance - 0.89%
805	Credit Acceptance Corp.*	152,217

	Containers & Packaging - 2.08%
600	Ball Corp.	41,100
748	Bemis Co., Inc.	34,243
3,432	Berry Plastics Group, Inc.*	114,972
8,948	Graphic Packaging Holding Co.	126,704
722	WestRock Co.	38,815
		355,834
	Distributors - 1.21%
2,554	Core-Mark Holding Co., Inc.	207,615

	Diversified Consumer Services - 2.63%
3,535	Bright Horizons Family Solutions, Inc.*	226,311
700	Houghton Mifflin Harcourt Co.*	13,713
7,431	Service Corp. International	210,000
		450,024
	Diversified Financial Services - 1.82%
2,004	MarketAxess Holdings, Inc.	203,025
621	Morningstar, Inc.	50,990
854	MSCI, Inc.	57,218
		311,233
	Diversified Telecommunication Services - 1.21%
873	Consolidated Communications Holdings, Inc.	19,293
7,615	Frontier Communications Corp.	39,141
2,856	General Communication, Inc. - Class A*	58,162
3,336	IDT Corp. - Class B	43,201
4,266	Spark New Zealand Ltd. - ADR	48,291
		208,088
	Electrical Equipment - 0.42%
326	Acuity Brands, Inc.	71,264

	Electronic Equipment, Instruments & Components - 0.24%
916	CDW Corp. of Deleware	40,936

	Food & Staples Retailing - 1.00%
951	Casey's General Stores, Inc.	101,015
2,544	SpartanNash Co.	70,978
		171,993

	Food Products - 3.80%
1,361	Cal-Maine Foods, Inc.	72,759
1,915	Farmer Brothers Co.*	54,348
1,373	Flowers Foods, Inc.	37,071
2,237	Fresh Del Monte Produce, Inc.#	102,074
462	Hormel Foods Corp.	31,208
1,898	Industrias Bachoco S.A.B. de C.V. - ADR	103,859
3,858	John B. Sanfilippo & Son, Inc.*	249,690
		651,009
	Health Care Equipment & Supplies - 2.54%
329	Hill-Rom Holdings, Inc.	17,335
6,968	Hologic, Inc.*	270,776
474	IDEXX Laboratories, Inc.*	32,526
551	Integra LifeSciences Holdings Corp.*	32,823
434	Masimo Corp.*	17,221
1,901	Merit Medical Systems, Inc.*	35,245
508	ResMed, Inc.	29,266
		435,192
	Health Care Providers & Services - 6.05%
968	Almost Family, Inc.*	40,056
4,914	Centene Corp.*	292,285
959	Chemed Corp.	150,841
835	Molina Healthcare, Inc.*	51,770
2,367	Patterson Companies, Inc.	112,196
467	Team Health Holdings, Inc.*	27,866
2,399	U.S. Physical Therapy, Inc.	117,695
4,441	VCA, Inc.*	243,234
		1,035,943
	Hotels, Restaurants & Leisure - 10.76%
572	Brinker International, Inc.	26,032
1,042	Carnival PLC - ADR	58,091
615	The Cheesecake Factory, Inc.	29,643
787	Choice Hotels International, Inc.	41,168
1,356	Cracker Barrel Old Country Store, Inc.	186,396
1,059	Darden Restaurants, Inc.	65,541
12,660	Denny's Corp.*	138,754
1,288	DineEquity, Inc.	107,484
2,458	Jack in the Box, Inc.	183,195
2,573	Marriott Vacations Worldwide Corp.	165,701
1,420	Nathan's Famous, Inc.*	56,573
141	Panera Bread Co. - Class A*	25,009
2,356	Papa John's International, Inc.	165,321
2,354	Pinnacle Entertainment, Inc.*	82,414
1,273	Restaurant Brands International, Inc.#	51,124
2,681	Sonic Corp.	76,516
5,260	Speedway Motorsports, Inc.	97,152
4,037	Texas Roadhouse, Inc.	138,671
678	Vail Resorts, Inc.	77,407
7,862	The Wendy's Co.	72,016
		1,844,208
	Household Durables - 3.97%
3,646	Bassett Furniture Industries, Inc.	116,526
225	Helen of Troy Ltd.*#	22,322
5,700	Hooker Furniture Corp.	141,474
5,782	Leggett & Platt, Inc.	260,363
59	NVR, Inc.*	96,628
551	Tempur Sealy International, Inc.*	42,890
		680,203
	Household Products - 0.39%
1,881	Central Garden & Pet Co. - Class A*	31,751
357	Spectrum Brands Holdings, Inc.	34,218
		65,969

	Insurance - 5.38%
620	American Financial Group, Inc.	44,758
1,425	Arch Capital Group Ltd.*#	106,718
1,387	Argo Group International Holdings Ltd.#	86,715
1,002	Erie Indemnity Co. - Class A	87,635
2,277	FBL Financial Group, Inc. - Class A	143,223
5,490	First American Financial Corp.	209,334
514	The Hanover Insurance Group, Inc.	43,304
2,020	Maiden Holdings Ltd.#	31,411
855	Mercury General Corp.	46,179
1,097	Safety Insurance Group, Inc.	63,571
1,070	W.R. Berkley Corp.	59,738
		922,586
	Internet & Catalog Retail - 0.45%
1,248	HSN, Inc.	77,189

	Internet Software & Services - 0.98%
5,354	Tucows, Inc. - Class A*	144,719
291	VeriSign, Inc.*	23,455
		168,174
	IT Services - 6.26%
436	Amdocs Ltd.#	25,972
1,814	Booz Allen Hamilton Holding Corp.	53,440
1,584	Broadridge Financial Solutions, Inc.	94,375
1,703	Convergys Corp.	43,716
1,889	CoreLogic, Inc.*	73,633
760	DST Systems, Inc.	92,834
349	Euronet Worldwide, Inc.*	28,004
427	Gartner, Inc.*	38,716
983	Genpact Ltd.*#	24,359
5,544	The Hackett Group, Inc.	82,495
1,258	MAXIMUS, Inc.	85,796
4,108	Total System Services, Inc.	215,465
2,259	Vantiv, Inc. - Class A*	113,289
2,965	WNS Holdings Ltd. - ADR*	101,018
		1,073,112
	Leisure Products - 0.50%
1,125	Hasbro, Inc.	86,434

	Life Sciences Tools & Services - 0.50%
198	Bio-Rad Laboratories, Inc. - Class A*	27,617
877	Charles River Laboratories International, Inc.*	57,215
		84,832
	Machinery - 0.96%
4,323	Douglas Dynamics, Inc.	94,847
1,212	Global Brass & Copper Holdings, Inc.	27,258
1,028	Kadant, Inc.	42,271
		164,376
	Media - 1.90%
1,425	Cinemark Holdings, Inc.	50,502
331	Graham Holdings Co. - Class B	182,868
854	Scholastic Corp.	34,903
1,729	Starz - Class A*	57,939
		326,212
	Multi-line Retail - 0.54%
1,317	Burlington Stores, Inc.*	63,321
459	Nordstrom, Inc.	29,931
		93,252
	Oil, Gas & Consumable Fuels - 0.57%
6,385	Nordic American Tankers Ltd.#	97,563

	Paper & Forest Products - 0.23%
2,962	Fibria Celulose S.A. - ADR	40,046

	Personal Products - 0.20%
1,205	Coty, Inc. - Class A	34,885

	Professional Services - 1.54%
1,349	CRA International, Inc.*	31,567
2,897	Insperity, Inc.	134,595
1,851	Robert Half International, Inc.	97,474
		263,636
	Road & Rail - 1.77%
1,475	Heartland Express, Inc.	27,774
2,966	Knight Transportation, Inc.	75,396
1,216	Landstar System, Inc.	76,657
1,212	Old Dominion Freight Line, Inc.*	75,071
713	Saia, Inc.*	16,834
1,164	Werner Enterprises, Inc.	30,799
		302,531
	Semiconductors & Semiconductor Equipment - 0.76%
1,996	MKS Instruments, Inc.	70,339
359	Skyworks Solutions, Inc.	27,729
915	Tessera Technologies, Inc.	31,998
		130,066
	Software - 4.67%
877	Blackbaud, Inc.	54,979
600	ePlus, Inc.*	50,652
1,389	FactSet Research Systems, Inc.	243,242
643	Fair Isaac Corp.	59,394
3,587	NICE-Systems Ltd. - ADR	221,748
4,757	Sapiens International Corp. NV*#	56,180
840	SS&C Technologies Holdings, Inc.	62,286
1,547	Take-Two Interactive Software, Inc.*	51,360
		799,841
	Specialty Retail - 2.42%
926	Aaron's, Inc.	22,844
1,396	The Cato Corp. - Class A	52,713
1,821	CST Brands, Inc.	65,429
2,034	Foot Locker, Inc.	137,803
615	Murphy USA, Inc.*	37,743
1,004	Sally Beauty Holdings, Inc.*	23,604
946	Select Comfort Corp.*	20,055
544	Winmark Corp.	54,808
		414,999
	Textiles, Apparel & Luxury Goods - 2.04%
613	Carter's, Inc.	55,709
3,047	Cherokee, Inc.*	55,303
7,949	Culp, Inc.	238,549
		349,561
	Thrifts & Mortgage Finance - 1.06%
1,298	First Defiance Financial Corp.	49,713
842	Meta Financial Group, Inc.	36,273
2,032	New York Community Bancorp, Inc.	33,569
11,273	United Community Financial Corp.	61,776
		181,331

	Tobacco - 0.39%
1,224	Universal Corp.	66,108

	Trading Companies & Distributors - 0.47%
654	Watsco, Inc.	80,462

	Transportation Infrastructure - 0.66%
1,251	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR	113,929
	Total Common Stocks (Cost $16,352,952)	17,017,656

	Total Investments in Securities (Cost $16,352,952) - 99.32%	17,017,656
	Other Assets in Excess of Liabilities - 0.68%	116,893
	Net Assets - 100.00%	$17,134,549

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR -	American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Funds
Notes to Schedule of Investments
October 31, 2015 (Unaudited)

Note 1 – Securities Valuation

The O’Shaughnessy Funds’ (the “Funds”) investments in securities are carried at their fair value. Equity securities, including common stocks and preferred stocks, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.
These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of October 31, 2015:

All Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$32,959,175	$-	$-	$32,959,175
Consumer Staples	7,961,404	-	-	7,961,404
Energy	3,152,400	-	-	3,152,400
Financials	11,566,000	-	-	11,566,000

Health Care	7,493,821	-	-	7,493,821
Industrials	16,525,048	-	-	16,525,048
Information Technology	16,612,139	-	-	16,612,139
Materials	8,288,719	-	-	8,288,719
Telecommunication Services	1,655,533	-	-	1,655,533
Utilities	1,274,454	-	-	1,274,454
Total Common Stocks	107,488,693	-	-	107,488,693
Total Investments in Securities	$107,488,693	$-	$-	$107,488,693

Enhanced Dividend Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,202,160	$-	$-	$2,202,160
Consumer Staples	720,210	-	-	720,210
Energy	4,636,142	-	-	4,636,142
Financials	4,891,167	-	-	4,891,167
Health Care	2,310,045	-	-	2,310,045
Industrials	2,615,017	-	-	2,615,017
Information Technology	1,927,591	-	-	1,927,591
Materials	3,841,745	-	-	3,841,745
Telecommunication Services	4,109,092	-	-	4,109,092
Total Common Stocks	27,253,169	-	-	27,253,169
Preferred Stocks
Telecommunication Services	84,196	-	-	84,196
Total Preferred Stocks	84,196	-	-	84,196
Total Investments in Securities	$27,337,365	$-	$-	$27,337,365

Small/Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,725,209	$-	$-	$4,725,209
Consumer Staples	1,097,047	-	-	1,097,047
Energy	97,563	-	-	97,563
Financials	3,149,585	-	-	3,149,585
Health Care	1,555,967	-	-	1,555,967
Industrials	3,401,501	-	-	3,401,501
Information Technology	2,238,326	-	-	2,238,326
Materials	544,370	-	-	544,370
Telecommunication Services	208,088	-	-	208,088
Total Common Stocks	17,017,656	-	-	17,017,656
Total Investments in Securities	$17,017,656	$-	$-	$17,017,656

Refer to the Funds’ Schedules of Investments for a detailed break-out of common stocks and preferred stocks by industry classification. Transfers between levels are recognized at October 31, 2015, the end of the reporting period.  The Funds recognized no transfers to/from level 1 or level 2.  There were no level 3 securities held in the Funds during the period ended October 31, 2015.

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value (“NAV”) per Share (or its equivalent).”  The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at October 31, 2015 was as follows*:

All Cap Core Fund

Cost of investments	$93,946,061

Gross unrealized appreciation	$15,049,188
Gross unrealized depreciation	(1,506,556)
Net unrealized appreciation	$13,542,632

Enhanced Dividend Fund

Cost of investments	$29,444,889

Gross unrealized appreciation	$1,344,781
Gross unrealized depreciation	(3,452,305)
Net unrealized depreciation	$(2,107,524)

Small/Mid Cap Growth Fund

Cost of investments	$16,357,572

Gross unrealized appreciation	$1,458,209
Gross unrealized depreciation	(798,125)
Net unrealized appreciation	$660,084

* Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
  Douglas G. Hess, President

Date  December 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Douglas G. Hess
Douglas G. Hess, President

Date  December 29, 2015

By (Signature and Title)*  /s/ Cheryl L. King
      Cheryl L. King, Treasurer

Date  December 29, 2015

* Print the name and title of each signing officer under his or her signature.